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<FILENAME>d13fhr.txt
REPORT FOR THE CALENDAR QUARTER, ENDED June 30, 2006

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                                                                 OMB Approval
                                                                 OMB 3235-0006
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                                                                 SEC USE ONLY
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FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                Report for the Calendar Qtr, Ended June 30, 2006

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                (Please read instructions before preparing form.)
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                        If amended report check here: [ ]
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Name of Institutional Investment Manager:

                   GOOD HOPE ADVISERS, LLC
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Business Address:

      1345 Avenue of the Americas      New York      NY          10105-4300
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                 Street                  City       State            Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3101           Chief Compliance Officer
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   ATTENTION--Intentional misstatements or omissions of facts constitute
              Federal Criminal Violations. See 18 U.S.C. 1001 and
              15 U.S.C. 78ff(a).
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   The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 18th day of July, 2006.

                                    Good Hope Advisers, LLC
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
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                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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REPORT SUMMARY:

Number of Other Included Managers:                         1
Form 13 F Information Table Entry Total:         6,424,380
Form 13 F Information Table Value Total: 211,721 (x$1000)

Arnhold and S. Bleichroeder Advisers, LLC

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
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D AT&T INC                       COM              00206R102     9762   350000 SH       SOLE                 350000        0        0
D AMPHENOL CORP NEW              CL A             032095101    25059   447800 SH       SOLE                 447800        0        0
D ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206     8662   180000 SH       SOLE                 180000        0        0
D BELLSOUTH CORP                 COM              079860102     9866   272549 SH       SOLE                 272549        0        0
D BERKSHIRE HATHAWAY INC DEL     CL B             084670207     5630     1850 SH       SOLE                   1850        0        0
D BLOCK H & R INC                COM              093671105     1432    60000 SH       SOLE                  60000        0        0
D CENDANT CORP                   COM              151313103     6516   400000 SH       SOLE                 400000        0        0
D CLEAR CHANNEL COMMUNICATIONS   COM              184502102     5571   180000 SH       SOLE                 180000        0        0
D COUNTRYWIDE FINANCIAL CORP     COM              222372104     9637   253073 SH       SOLE                 253073        0        0
D FIRST DATA CORP                COM              319963104     7432   165000 SH       SOLE                 165000        0        0
D FISHER SCIENTIFIC INTL INC     COM NEW          338032204     2557    35000 SH       SOLE                  35000        0        0
D GAP INC DEL                    COM              364760108      390    22400 SH       SOLE                  22400        0        0
D HARRIS CORP DEL                COM              413875105     6227   150000 SH       SOLE                 150000        0        0
D HILTON HOTELS CORP             COM              432848109    18834   665998 SH       SOLE                 665998        0        0
D HONEYWELL INTL INC             COM              438516106    11461   284400 SH       SOLE                 284400        0        0
D INTEL CORP                     COM              458140100     3790   200000 SH       SOLE                 200000        0        0
D MICROSOFT CORP                 COM              594918104    11085   475740 SH       SOLE                 475740        0        0
D MITTAL STEEL CO N V            NY REG SH CL A   60684P101     3814   125000 SH       SOLE                 125000        0        0
D NALCO HOLDING COMPANY          COM              62985Q101     5312   301300 SH       SOLE                 301300        0        0
D PENN NATL GAMING INC           COM              707569109     5869   151344 SH       SOLE                 151344        0        0
D PHELPS DODGE CORP              COM              717265102     1643    20000 SH       SOLE                  20000        0        0
D ROCKWELL COLLINS INC           COM              774341101    13688   245000 SH       SOLE                 245000        0        0
D SEROLOGICALS CORP              COM              817523103     4716   150000 SH       SOLE                 150000        0        0
D STAPLES INC                    COM              855030102     3162   130000 SH       SOLE                 130000        0        0
D THERMO ELECTRON CORP           COM              883556102     2435    67183 SH       SOLE                  67183        0        0
D TIME WARNER INC                COM              887317105    13721   793124 SH       SOLE                 793124        0        0
D UST INC                        COM              902911106     2260    50000 SH       SOLE                  50000        0        0
D UNITED STATES STL CORP NEW     COM              912909108     1235    17619 SH       SOLE                  17619        0        0
D WALGREEN CO                    COM              931422109     8968   200000 SH       SOLE                 200000        0        0
D YAHOO INC                      COM              984332106      990    30000 SH       SOLE                  30000        0        0
S REPORT SUMMARY           30 DATA RECORDS              211721   6424380      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED